CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 1,394,982	$ 1,472,423
Investment securities	49,369	91,598
Restricted cash	37,390	48,037
Accounts receivable, net	284,333	242,089
Amounts due from affiliated companies	442	87,394
Inventories	43,959	41,093
Prepaid expenses and other current assets	84,197	95,176
Total current assets	1,894,672	2,077,810
PROPERTY AND EQUIPMENT, NET	5,723,909	5,784,343
GAMING SUBCONCESSION, NET	141,440	197,533
INTANGIBLE ASSETS, NET	31,628	31,454
GOODWILL	95,620	81,376
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	176,478	186,708
INVESTMENT SECURITIES	568,936	0
RESTRICTED CASH	130	129
DEFERRED TAX ASSETS	3,558	2,992
OPERATING LEASE RIGHT-OF-USE ASSETS	111,043	0
LAND USE RIGHTS, NET	741,008	759,651
TOTAL ASSETS	9,488,422	9,121,996
CURRENT LIABILITIES
Accounts payable	21,882	25,003
Accrued expenses and other current liabilities	1,420,516	1,671,630
Income tax payable	8,516	4,903
Operating lease liabilities, current	33,152	0
Finance lease liabilities, current	39,725	34,659
Current portion of long-term debt, net	146	395,547
Amounts due to affiliated companies	1,523	15,186
Total current liabilities	1,525,460	2,146,928
LONG-TERM DEBT, NET	4,393,985	3,665,370
OTHER LONG-TERM LIABILITIES	18,773	29,286
DEFERRED TAX LIABILITIES	56,677	54,746
OPERATING LEASE LIABILITIES, NON-CURRENT	88,259	0
FINANCE LEASE,LIABILITIES,NON-CURRENT	262,040	253,374
TOTAL LIABILITIES	6,345,194	6,149,704
COMMITMENTS AND CONTINGENCIES (Note 22)
SHAREHOLDERS' EQUITY
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized; 1,456,547,942 and 1,538,500,172 shares issued; 1,437,328,096 and 1,435,263,001 shares outstanding, respectively	14,565	15,385
Treasury shares, at cost; 19,219,846 and 103,237,171 shares, respectively	(90,585)	(657,389)
Additional paid-in capital	3,178,579	3,715,579
Accumulated other comprehensive losses	(18,803)	(59,332)
Accumulated losses	(644,788)	(716,966)
Total Melco Resorts & Entertainment Limited shareholders' equity	2,438,968	2,297,277
Noncontrolling interests	704,260	675,015
Total equity	3,143,228	2,972,292
TOTAL LIABILITIES AND EQUITY	$ 9,488,422	$ 9,121,996